Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	868,353,349.45	37,724
Yield Supplement Overcollateralization Amount 01/31/25	63,176,360.09	0
Receivables Balance 01/31/25	931,529,709.54	37,724
Principal Payments	35,508,988.87	798
Defaulted Receivables	1,780,115.02	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	59,908,167.76	0
Pool Balance at 02/28/25	834,332,437.89	36,866

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.98%
Prepayment ABS Speed	1.80%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,324,087.17	379
Past Due 61-90 days	3,237,611.91	106
Past Due 91-120 days	688,922.55	31
Past Due 121+ days	0.00	0
Total	14,250,621.63	516

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	1,173,311.57
Aggregate Net Losses/(Gains) - February 2025	606,803.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.78%
Prior Net Losses/(Gains) Ratio	0.89%
Second Prior Net Losses/(Gains) Ratio	1.07%
Third Prior Net Losses/(Gains) Ratio	0.63%
Four Month Average	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	7,508,991.94
Actual Overcollateralization	7,508,991.94
Weighted Average Contract Rate	7.39%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	53.94

Flow of Funds	$ Amount
Collections	42,307,155.91
Investment Earnings on Cash Accounts	36,345.53
Servicing Fee	(776,274.76)
Transfer to Collection Account	-
Available Funds	41,567,226.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,431,240.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	7,705,731.41
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,508,991.94
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,171,049.90

Total Distributions of Available Funds	41,567,226.68

Servicing Fee	776,274.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	860,538,169.30
Principal Paid	33,714,723.35
Note Balance @ 03/17/25	826,823,445.95

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	133,833,451.24
Principal Paid	15,736,160.26
Note Balance @ 03/17/25	118,097,290.98
Note Factor @ 03/17/25	59.0486455%

Class A-2b
Note Balance @ 02/18/25	152,904,718.06
Principal Paid	17,978,563.09
Note Balance @ 03/17/25	134,926,154.97
Note Factor @ 03/17/25	59.0486455%

Class A-3
Note Balance @ 02/18/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	428,500,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-4
Note Balance @ 02/18/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	89,800,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	37,000,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	18,500,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,681,453.43
Total Principal Paid	33,714,723.35
Total Paid	37,396,176.78

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	611,172.76
Principal Paid	15,736,160.26
Total Paid to A-2a Holders	16,347,333.02

Class A-2b
SOFR Rate	4.33864%
Coupon	4.76864%
Interest Paid	546,860.67
Principal Paid	17,978,563.09
Total Paid to A-2b Holders	18,525,423.76

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9874653
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.3591847
Total Distribution Amount	30.3466500

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0558638
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.6808013
Total A-2a Distribution Amount	81.7366651

A-2b Interest Distribution Amount	2.3932633
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.6808013
Total A-2b Distribution Amount	81.0740646

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	228.56
Noteholders' Third Priority Principal Distributable Amount	548.72
Noteholders' Principal Distributable Amount	222.72

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	3,080,896.88
Investment Earnings	10,082.90
Investment Earnings Paid	(10,082.90)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88